Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 113,406	$ 173,397
Ending balance	106,827	113,406	$ 173,397
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	214,353	204,113	101,919
Additions	3,069	31,820	106,346
Disposals	(1,733)	(1,846)	(610)
Exchange differences	8,450	(19,734)	(3,542)
Ending balance	224,139	214,353	204,113
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(100,947)	(30,716)	(14,837)
Charge for the period	12,119	25,166	17,275
Disposals	1	1,290	478
Impairments		(49,437)
Exchange differences	4,247	(3,082)	(918)
Ending balance	(117,312)	(100,947)	(30,716)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	27,552	29,819
Ending balance	26,588	27,552	29,819
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	36,097	34,524	7,106
Additions	425	5,137	28,047
Disposals	(3)	(147)	(67)
Exchange differences	1,488	(3,417)	(562)
Ending balance	38,007	36,097	34,524
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(8,545)	(4,705)	(2,059)
Charge for the period	2,519	4,359	2,773
Disposals	1	13	21
Exchange differences	356	(506)	(106)
Ending balance	(11,419)	(8,545)	(4,705)
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,531	3,716
Ending balance	2,859	3,531	3,716
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,416	9,653	4,146
Additions	372	2,227	4,144
Transfers			2,137
Disposals	(130)	(702)	(452)
Exchange differences	387	(762)	(322)
Ending balance	11,045	10,416	9,653
Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(6,885)	(5,937)	(2,636)
Charge for the period	980	1,812	2,204
Transfers			1,686
Disposals		360	366
Exchange differences	321	(504)	(223)
Ending balance	(8,186)	(6,885)	(5,937)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	51,299	92,602
Ending balance	43,672	51,299	92,602
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	114,159	112,676	44,802
Additions	1,906	12,960	72,186
Transfers			(2,137)
Disposals	(1,600)	(997)	(91)
Exchange differences	4,257	(10,480)	(2,084)
Ending balance	118,722	114,159	112,676
Plant and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(62,860)	(20,074)	(10,142)
Charge for the period	8,620	18,995	12,298
Transfers			(1,686)
Disposals		917	91
Impairments		(26,780)
Exchange differences	3,570	(2,072)	(589)
Ending balance	(75,050)	(62,860)	(20,074)
Assets Under Construction
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31,024	47,260
Ending balance	33,708	31,024	47,260
Assets Under Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	53,681	47,260	45,865
Additions	366	11,496	1,969
Exchange differences	2,318	(5,075)	(574)
Ending balance	56,365	53,681	$ 47,260
Assets Under Construction | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(22,657)
Impairments		(22,657)
Ending balance	$ (22,657)	$ (22,657)